Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
Disclosure of inventory

	At December 31
	2017	2016
	(€ million)
Finished goods and goods for resale	€8,261	€7,888
Work-in-progress, raw materials and manufacturing supplies	4,476	4,168
Amount due from customers for contract work	185	65
Total Inventories	€12,922	€12,121

Amounts due from customers for contract work
The amount due from customers for contract work relates to the design and production of industrial automation systems and related products and is summarized as follows:

	At December 31
	2017	2016
	(€ million)
Aggregate amount of costs incurred and recognized profits (less recognized losses) to date	€881	€959
Less: Progress billings	(886)	(1,130)
Construction contracts, net of advances on contract work	(5)	(171)
Amount due from customers for contract work	185	65
Less: Amount due to customers for contract work included in Other liabilities (current) (Note 22)	(190)	(236)
Construction contracts, net of advances on contract work	€(5)	€(171)